Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Statutory Income Tax Rate	Reconciliations of the differences between the Taiwan statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2023 and 2024 are as follows:
	Years ended December 31,
	2023	2024
Statutory income tax rate	20%	20%
Non-deductible expenses	(0.09)%	(0.07)%
Changes in valuation allowances	(19.91)%	(19.93)%
Effective tax rate	0%	0%

Schedule of Deferred Income Tax Assets and Liabilities

The deferred income tax assets and liabilities as of December 31, 2023 and 2024 consisted of the following:

	As of December 31,
	2023	2024
Deferred income tax assets
Net operating loss carryforwards	$7,415	$6,919
Research and development credits	10,843	10,089
Others	—	36
	18,258	17,044
Valuation allowance	(18,258)	(17,044)
Total net deferred income tax assets	$—	—

Schedule of Net Operating Loss Carryforward

As of December 31, 2024, the Group had net operating loss carryforward available to offset future taxable income, shown below by jurisdictions.

Jurisdiction	Amount	Expiring year
Taiwan	$32,669	2025 – 2034
China	1,540	2026 – 2029